Cover	Mar. 23, 2023
Cover [Abstract]
Entity Central Index Key	0001772720
Amendment Flag	false
Document Type	8-K/A
Entity Registrant Name	Spruce Power Holding Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38971
Entity Tax Identification Number	83-4109918
Entity Address, Address Line One	1875 Lawrence Street, Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	02135
City Area Code	866
Local Phone Number	903-2399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Period End Date	Mar. 23, 2023